Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2022	Mar. 31, 2018	Nov. 30, 2016
Other Commitments [Line Items]
Research and development expense		$ 7,995	$ 16,547	$ 55,141	$ 46,766
Wedbush [Member]
Other Commitments [Line Items]
Minimum success fee	$ 1,500
Percentage of success fee of transaction value	1.00%
Achievement of Development Milestone [Member]
Other Commitments [Line Items]
Research and development expense				2,000
License Agreement [Member]
Other Commitments [Line Items]
Upfront nonrefundable payment						$ 4,400
License Agreement [Member] | Achievement of Development and Regulatory Milestones [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due						125,000
Collaboration Agreement [Member]
Other Commitments [Line Items]
Research and development expense				400	400
Collaboration Agreement [Member] | Technology and Research Fees and Support [Member]
Other Commitments [Line Items]
Research and development expense		400	400
Collaboration Agreement [Member] | Development, Regulatory and Commercial Milestone [Member] | Per Target [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due							$ 83,500
Collaboration Agreement [Member] | Achievement of Development Milestone [Member]
Other Commitments [Line Items]
Research and development expense			2,000
License Agreement With Harvard [Member] | Maintenance [Member] | Annual [Member]
Other Commitments [Line Items]
Payment obligation								$ 100
License Agreement With Harvard [Member] | Achievement of Development and Regulatory Milestones [Member]
Other Commitments [Line Items]
Research and development expense		0	$ 0	0	100
License Agreement With Harvard [Member] | Achievement of Development and Regulatory Milestones [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due				7,400				$ 7,400
License Agreement with ImmunoGen [Member]
Other Commitments [Line Items]
Upfront nonrefundable payment						4,400
License Agreement with ImmunoGen [Member] | Achievement of Development and Regulatory Milestones [Member]
Other Commitments [Line Items]
Research and development expense		$ 0
License Agreement with ImmunoGen [Member] | Achievement of Development and Regulatory Milestones [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due						$ 125,000
License Agreement With Third Parties [Member] | License [Member]
Other Commitments [Line Items]
Research and development expense				$ 100	$ 0